Organization, Description of Business and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Description of Business and Liquidity [Abstract]
Organization, Description of Business and Liquidity

Note 1. Organization, Description of Business and Liquidity

Organization

Asset Entities Inc. (“Asset Entities”, “we”, “us”, “our” or the “Company”), began operations as a general partnership in August 2020 and formed Assets Entities Limited Liability Company in the state of California on October 20, 2020. The financial statements reflect the operations of the Company from inception of the general partnership. On March 15, 2022, the Company filed Articles of Merger to register and incorporate with the state of Nevada and changed the company name to Asset Entities Inc.

Description of Business

Asset Entities is an Internet company providing social media marketing, content delivery, and development and design services across Discord, TikTok, and other social media platforms. Based on the rapid growth of our Discord servers and social media following, we have developed three categories of services. First, we provide subscription upgrades to premium content on our investment education and entertainment servers on Discord. Second, we codevelop and execute influencer social media and marketing campaigns for clients. Third, we design, develop and manage Discord servers for clients under our “AE.360.DDM” brand. Our AE.360.DDM service was released in December 2021. All of these services — our Discord investment education and entertainment, social media and marketing, and AE.360.DDM services — are therefore based on our effective use of Discord in combination with ongoing social media outreach on TikTok, Facebook, Twitter, Instagram, and YouTube.

Liquidity

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company has an accumulated deficit of $16,330,381 at June 30, 2025 and a net loss of $4,288,829, during the six months ended June 30, 2025.

The Company has received confirmation from Ionic Ventures, LLC that it will invest up to $3 million in the Company’s Series A Convertible Preferred Stock upon request by the Company, and the Company’s Certificate of Designation of Series A Convertible Preferred Stock allows for an additional 330 preferred shares of Series A Convertible Preferred Stock to be sold.

Based on the Company’s existing cash resources, management believes that the Company will have sufficient funds to carry out the Company’s planned operations for at least the next 12 months from the issuance date of the accompanying financial statements.

Note 1. Organization, Description of Business and Liquidity

Organization

Asset Entities Inc. (“Asset Entities”, “we”, “us” or the “Company”), began operations as a general partnership in August 2020 and formed Assets Entities Limited Liability Company in the state of California on October 20, 2020. The financial statements reflect the operations of the Company from inception of the general partnership. On March 15, 2022, the Company filed Articles of Merger to register and incorporate with the state of Nevada and changed the company name to Asset Entities Inc.

Reverse Stock Split

On June 27, 2024, the Company filed a Certificate of Change pursuant to Section 78.209 of the Nevada Revised Statutes with the Secretary of State of the State of Nevada authorizing a 1-for-5 reverse stock split of the Company’s issued and outstanding shares of Class A Common Stock, $0.0001 par value per share, and Class B Common Stock, $0.0001 par value per share. The reverse stock split became effective on July 1, 2024.

Prior to the reverse stock split, the Company was authorized to issue 200,000,000 shares of common stock, consisting of 10,000,000 shares of Class A Common Stock and 190,000,000 shares of Class B Common Stock. As a result of the reverse stock split, the Company will be authorized to 40,000,000 shares of common stock, consisting of 2,000,000 shares of Class A Common Stock and 38,000,000 shares of Class B Common Stock.

All share and per share information in these financial statements retroactively reflect this reverse stock split.

Description of Business

Asset Entities is an Internet company providing social media marketing, content delivery, and development and design services across Discord, TikTok, and other social media platforms. Based on the rapid growth of our Discord servers and social media following, we have developed three categories of services. First, we provide subscription upgrades to premium content on our investment education and entertainment servers on Discord. Second, we codevelop and execute influencer social media and marketing campaigns for clients. Third, we design, develop and manage Discord servers for clients under our “AE.360.DDM” brand. Our AE.360.DDM service was released in December 2021. All of these services — our Discord investment education and entertainment, social media and marketing, and AE.360.DDM services — are therefore based on our effective use of Discord in combination with ongoing social media outreach on TikTok, Facebook, Twitter, Instagram, and YouTube.

Liquidity

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company has an accumulated deficit of $12,006,357 at December 31, 2024 and a net loss of $6,393,932, during the year ended December 31, 2024.

The Company has received confirmation from Ionic Ventures, LLC that it will invest up to $3 million in the Company’s Series A Convertible Preferred Stock upon request by the Company, and the Company’s Certificate of Designation of Series A Convertible Preferred Stock allows for an additional 330 preferred shares of Series A Convertible Preferred Stock to be sold.

With the additional revenue from the purchase of the TommyBoyTV, LLC server in June 2024, gross revenue is projected to increase to over $1.2 million in 2025.

Based on the Company’s existing cash resources, management believes that the Company will have sufficient funds to carry out the Company’s planned operations for at least the next 12 months from the issuance date of the accompanying financial statements.